Consolidated Balance Sheets - USD ($)		Oct. 31, 2022	Oct. 31, 2021
Current Assets
Cash and cash equivalents		$ 2,329,401	$ 7,372,895
Restricted cash		41,231
Short-term investment		834,303	1,180,772
Accounts receivable		39,347	6,566
Accounts receivable – related party		214,946	529,407
Due from related parties		67,153	367,549
Inventories		628,187	266,106
Advances to suppliers		392,776	1,594,278
Loans receivable from related parties, net		6,661,290	9,673,893
Other receivables and other current assets		1,039,762	1,228,738
Total current assets		12,248,396	22,220,204
Non-current Assets
Property, plant and equipment, net		641,358	373,108
Intangible assets, net		12,393	18,053
Other non-current assets		66,784	558,702
Operating lease right of use asset		725,903	846,200
Loans receivable from related parties, net		1,631,340	4,136,657
Total non-current assets		3,077,778	5,932,720
TOTAL ASSETS		15,326,174	28,152,924
Current liabilities
Accruals and other payables		288,333	595,364
Accounts payable – related party		6,986	44,366
Accounts payable			15,695
Due to related parties		6,849
Convertible debenture		2,835,400
Taxes payable		2,652,854	2,923,987
Operating lease liabilities - current		374,676	163,148
Contract liability		1,343,442	114,916
Contract liability – related party		825,990	164,804
Total current liabilities		8,334,530	4,022,280
Non-current liabilities
Operating lease liabilities - non-current		393,509	537,432
Deferred income		236,290	1,263,840
Contract liability – related party non -current		150,494
Other long-term liability		130,131
Total non-current liabilities		910,424	1,801,272
TOTAL LIABILITIES		9,244,954	5,823,552
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity
Ordinary shares (150,000,000 shares authorized, $0.001 par value, 24,545,333 and 21,426,844 shares issued and outstanding as of October 31, 2022 and 2021, respectively)*	[1]	24,545	21,427
Additional paid in capital		15,444,233	13,150,667
Statutory reserve		891,439	891,439
Retained earnings (Accumulated deficit)		(9,342,111)	7,459,539
Accumulated other comprehensive income/ (loss)		(1,074,299)	541,615
Total equity attributable to Jiuzi		5,943,807	22,064,687
Equity attributable to noncontrolling interests		137,413	264,685
Total Stockholders’ equity		6,081,220	22,329,372
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 15,326,174	$ 28,152,924

[1]	Giving retroactive effect for the Share Subdivision and 2-for-1 stock dividend on post-Share Subdivision basis